Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Supplemental Information Related to Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2021 and 2022 is as follows:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	2,245,571	1,425,117	206,622
Operating lease liabilities, current	969,494	693,496	100,547
Operating lease liabilities, non-current	1,244,096	678,000	98,301
Total operating lease liabilities.	2,213,590	1,371,496	198,848
Weighted average remaining lease term	2.79 years	2.54 years	2.54 years
Weighted average discount rate	6.8%	6.9%	6.9%

Summary Lease, Cost

A summary of lease cost recognized in the Group’s consolidated statements of comprehensive loss and supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Operating lease cost	475,064	953,325	1,040,862	150,911
Short-term lease cost	7,391	12,227	11,219	1,626
Variable lease cost	—	8,247	14,896	2,160
Total	482,455	973,799	1,066,977	154,697
Cash paid for operating leases.	500,458	1,002,511	1,046,689	151,756
Right-of-use assets obtained in exchange for operating lease liabilities.	1,489,367	1,671,666	393,755	57,089

Summary of Maturity of Operating Lease Liabilities

A summary of the maturity of operating lease liabilities under the Group’s non-cancelable operating leases as of December 31, 2022 is as follows:

	As of December 31, 2022
	RMB	US$
	(in thousands)
2023	758,787	110,014
2024	420,328	60,942
2025	217,340	31,511
2026	77,552	11,244
2027	6,079	881
Thereafter	2,668	387
Total future lease payments.	1,482,754	214,979
Less: imputed interest	(111,258)	(16,131)
Total operating lease liabilities	1,371,496	198,848